Label	Element	Value
FCF International Quality ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FCF INTERNATIONAL QUALITY ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JANUARY 27, 2022
TO THE CURRENTLY EFFECTIVE STATUTORY PROSPECTUS
OF
FCF INTERNATIONAL QUALITY ETF (TTAI)
(a series of TrimTabs ETF Trust)

Important Notice to Investors

Effective March 28, 2022, the broad-based securities market index for the FCF International Quality ETF (the “Fund”) will change from the S&P Developed Ex-U.S. BMI® to the MSCI All Country World Index ex USA. The Fund’s broad-based securities market index is being changed to the MSCI All Country World Index ex USA in order to more closely align with the Fund’s principal investment strategy, which includes exposure to emerging markets countries. This change will also result in changes to the Fund’s investment objective.

Accordingly, effective March 28, 2022, the following changes are made to the Fund’s Statutory Prospectus.

Objective [Heading]	rr_ObjectiveHeading	1.The information included in the section entitled “FUND SUMMARY – FCF International Quality ETF – Investment Objective” is replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FCF International Quality ETF (the “Fund”) seeks to generate long-term total returns.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	2.The “Average Annual Total Returns” table in the section entitled “FUND SUMMARY – FCF International Quality ETF – Performance” is replaced with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsFor the Period Ended December 31, 2020
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 28, 2022, the Fund’s broad-based securities market index was changed from the S&P Developed Ex-U.S. BMI® to the MSCI All Country World Index ex USA to more closely align the Fund’s principal investment strategy, which includes exposure to emerging markets countries.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Supplement Closing [Text Block]	ck0001604813_SupplementClosingTextBlock	Please keep this supplement with your Prospectus for future reference.
FCF International Quality ETF | S&P Developed Ex-U.S. BMI® (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P Developed Ex-U.S. BMI® (reflects no deduction for fees, expenses, or taxes)1	[1]
1 Year	rr_AverageAnnualReturnYear01	10.58%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[1]
FCF International Quality ETF | MSCI All Country World Index ex USA (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index ex USA (reflects no deduction for fees, expenses, or taxes)1	[1]
1 Year	rr_AverageAnnualReturnYear01	10.65%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2022	[1]
FCF International Quality ETF | FCF International Quality ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTAI
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2017
FCF International Quality ETF | FCF International Quality ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.82%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2017
FCF International Quality ETF | FCF International Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2017

[1]	Effective March 28, 2022, the Fund’s broad-based securities market index was changed from the S&P Developed Ex-U.S. BMI® to the MSCI All Country World Index ex USA to more closely align the Fund’s principal investment strategy, which includes exposure to emerging markets countries.